Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Cash and cash equivalents	$ 691,672	$ 375,036	$ 2,971,558
Accounts receivable
Crude Oil and natural gas sales	2,341,573	1,405,032	1,777,846
Other	32,028	32,911	4,418
Short-term hedging derivative instrument asset		63,334	106,397
Prepaid expenses and other current assets	1,364,636	1,199,129	298,886
Total current assets	4,429,909	3,075,442	5,159,105
Crude oil and natural gas properties, successful efforts method:
Proved Properties	92,853,397	90,443,361	100,285,138
Accumulated depreciation, depletion, amortization	(8,878,750)	(4,951,565)	(2,759,226)
Total oil and natural gas properties, net	83,974,647	85,491,796	97,525,912
Other property, plant and equipment, net	20,000	20,000	20,000
Other noncurrent assets	1,891,348	1,891,348
TOTAL ASSETS	90,315,904	90,478,586	102,705,017
Current liabilities
Accounts payable	8,212,120	8,351,450	8,870,324
Accrued liabilities and other	7,360,951	9,821,912	7,923,613
Revenue and royalties payable	7,113,880	5,028,415	3,191,171
Deferred underwriting fee payable			1,065,000
Current portion of related party notes payable, net of discount			3,556,750
Current portion of warrant liability			5,681,849
Short-term hedging derivative instrument liabilities	938,285
Current portion of long term debt	2,703,338	1,617,337	5,524,160
Current portion of derivative liability	437,838
Total current liabilities	27,061,132	24,926,896	36,390,779
Long-term debt, net of current portion and discount			33,286,385
Related party notes payable		200,000
Convertible note liability		811,486	891,364
Convertible note liability, related party		1,250,000
Related party notes payable, net of discount	3,746,454	200,000
Convertible note liability, net of discount and current portion	1,303,994	811,486
Convertible note liability, related party, net of discount and current portion	1,250,000	1,250,000
Derivative liability, net of current	931,109	407,366
Long-term hedging derivative instrument liabilities	112,905
Deferred tax liability	2,711,415	4,830,392	2,692,733
Asset retirement obligations	1,345,686	1,281,147	1,049,285
Other liabilities	675,000	675,000	675,000
Total for non-current liabilities	13,879,563	11,764,391	41,244,767
Total liabilities	40,940,695	36,691,287	77,635,546
Commitments and Contingencies
Redeemable common stock value	800,000	800,000	800,000
Stockholders’ equity
Preferred stock value
Additional paid in capital	89,170,727	87,118,006	30,512,043
Accumulated (deficit)	(40,601,059)	(34,135,880)	(26,669,798)
Total stockholders’ equity	48,575,209	52,987,299	3,843,287
Noncontrolling interest			20,426,184
Total stockholders’ equity	48,575,209	52,987,299	24,269,471
TOTAL LIABILITIES, MEZZANINE EQUITY AND STOCKHOLDERS’ EQUITY	90,315,904	90,478,586	102,705,017
Related Party
Current liabilities
Accounts payable – related parties	294,720	107,782	445,349
Revenue and royalties payable - Related Parties			132,563
Derivative liability, related party	1,803,000	2,309,000	2,650,000
Class A Common Stock
Stockholders’ equity
Common stock value	5,541	5,173	992
Class B Common Stock
Stockholders’ equity
Common stock value			$ 50